Convertible Notes Payable – Related Party (Tables)	12 Months Ended
Dec. 31, 2016
Convertible Notes Payable Related Party Tables
Convertible Notes Payable
December 31, 2016
Principal	$197,358
Less: Debt discount	(196,076)
$1,282